ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES - Financial assets and liabilities denominated in foreign currencies (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Financial assets and liabilities denominated in foreign currencies
Assets	$ 15,630,443	$ 13,345,219
Liabilities	(9,092,118)	(6,594,679)
Currency risk
Financial assets and liabilities denominated in foreign currencies
Assets	913,783	433,555
Liabilities	(5,346,866)	(3,205,208)
Net Liabilities	$ (4,433,083)	$ (2,771,653)